CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net loss	¥ (989,870)	$ (135,611)	¥ (1,015,495)	¥ (1,607,146)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts	13,865	1,899	7,525	6,887
Reversal of provision for prepayments and other current assets	0	0	(1,310)	(1,935)
Write-down of inventories	6,666	913	10,641	35,406
Share-based compensation	136,950	18,762	174,025	725,651
Depreciation and amortization	148,255	20,311	85,799	74,559
Reduction of carrying amount of right-of-use assets	42,052	5,761	38,842	41,975
Loss/(Income) from equity method investments	(40,329)	(5,525)	43,065	71,928
Gains on deconsolidation of a subsidiary	0	0	0	(71,974)
Gains on sale of an equity security	0	0	0	(59,728)
Change in fair value of an equity security	44,019	6,031	22,451	16,843
Amortization of debt issuance costs	2,082	285	2,863	0
Change in fair value of warrant liabilities	3,431	470	(11,719)	3,245
Loss/(Gain) on disposal of property, equipment and intangible assets	(465)	(64)	1,751	1,939
Unrealized exchange losses/(gains)	(4,592)	(628)	2,515	1,857
Impairment of property, plant and equipment and intangible assets	1,687	231	10,237	0
Deferred income tax benefit	(18,239)	(2,499)	(114)	0
Government grants	790	108	0	0
Changes in operating assets and liabilities, net of effects of consolidation/ deconsolidation of subsidiaries and the VIEs:
Notes receivable	42,218	5,784	74,509	(41,433)
Inventories	(72,773)	(9,970)	11,150	5,341
Amounts due from related parties	(11,056)	(1,515)	37,880	(87,080)
Prepayments and other current assets and other non-current assets	148,070	20,286	(19,364)	(189,669)
Notes payable	132,057	18,092	(158,446)	41,101
Amounts due to related parties	(7,778)	(1,066)	(7,179)	3,808
Accrued expenses and other current liabilities	(104,338)	(14,294)	(103,334)	204,830
Operating lease liabilities	(29,886)	(4,094)	(21,545)	(34,985)
Provisions	19,204	2,631	60,155	14,424
Net cash used in operating activities	(430,279)	(58,947)	(1,232,952)	(461,337)
Investing activities:
Cash paid for acquisition of short-term investments	(294,000)	(40,278)	(163,944)	0
Proceeds from redemption of short-term investments	310,000	42,470	24,000	0
Loans and advances to related parties	(10,800)	(1,480)	(214,000)	(57,260)
Cash collection of loans to related parties and advances to related parties	17,700	2,425	214,000	29,360
Cash paid for acquisition of equity method investments	(53,900)	(7,384)	0	(79,442)
Proceeds from sale of HaleyTek AB	140,725	19,279	0	0
Cash received on deconsolidation of Hubei Dongjun	0	0	0	1,000
Financial support to an equity method investee	0	0	0	(28,500)
Proceeds from sale of Zenseact	0	0	792,063	0
Purchase of property, equipment and intangible assets	(114,648)	(15,707)	(62,194)	(157,286)
Proceeds from disposal of property, equipment and intangible assets	1,579	216	2,158	1,732
Net cash provided by investing activities	(59,905)	(8,208)	592,083	(313,039)
Financing activities:
Cash contributed by redeemable noncontrolling shareholders	0	0	0	10,000
Proceeds from sale of HaleyTek AB	(1,600,000)	(219,199)	(1,500,000)	(1,270,000)
Repayment of short-term borrowings	(1,447,140)	(198,257)	(1,170,000)	(1,332,000)
Proceeds from issuance of convertible notes	0	0	0	527,281
Payment for issuance costs of convertible notes	0	0	(3,396)	(2,938)
Borrowings from related parties	599,000	82,063	300,000	700,000
Repayment of borrowings from related parties	(449,000)	(61,513)	(300,000)	(700,000)
Acquisition of an entity under common control	(13,920)	(1,907)	0	0
Cash payment not soon after purchase of intangible assets	(53,000)	(7,261)	0	0
Cash disposed in restructuring	0	0	0	(20,000)
Cash proceeds from COVA	0	0	0	43,724
Cash proceeds from Geely strategic investment	0	0	0	139,200
Cash paid for costs of the Merger	0	0	(78,570)	(136,985)
Cash paid for repurchase of ordinary shares	(21,898)	(3,000)	0	0
Cash paid to acquire noncontrolling interests	(2,403)	(329)	0	0
Proceeds from conditional government grants	50,000	6,850	48,792	0
Net cash provided by financing activities	261,639	35,845	296,826	657,767
Effect of foreign currency exchange rate changes on cash and restricted cash	(2,889)	(396)	41,500	28,906
Net decrease in cash	(231,434)	(31,706)	(302,543)	(87,703)
Cash and restricted cash at the beginning of the period	598,886	82,047	901,429	989,132
Cash and restricted cash at the end of the period	367,452	50,341	598,886	901,429
Supplemental information:
Income tax paid	12,793	1,753	1,985	0
Interest paid	112,134	15,362	63,859	28,908
Non-cash investing and financing activities:
Payable for purchase of property, equipment and intangible assets	139,602	14,079	127,595	24,186
Receivables from partial sale of equity interest in SiEngine	130,000	17,810	0	0
Receivables from shares issued upon exercise of options	717	98	0	0
Transfer of notes receivable as part of consideration to purchase intangible assets	0	0	50,000	0
Non-cash assets distributed to shareholders of the company in the Restructuring (Note 1(c))	0	0	0	247,875
Payable for issuance cost of convertible notes payable	0	0	0	5,621
Amounts due from a related party for sale of Zenseact	0	0	0	763,192
Issuance of ordinary shares in exchange for an equity security	0	0	0	87,615
Payables for costs of the Merger	0	0	0	133,554
Conversion of Convertible Redeemable Preferred Shares to ordinary shares (Note 1(b) and Note 19)	0	0	0	5,492,749
Conversion of convertible notes payable to Class A Ordinary Shares	0	0	0	69,600
Nonrelated Party
Changes in operating assets and liabilities, net of effects of consolidation/ deconsolidation of subsidiaries and the VIEs:
Accounts receivable	85,624	11,730	133,729	(238,197)
Accounts payable - third parties	(232,141)	(31,803)	375,486	795,226
Contract liabilities - third parties	4,954	679	(4,153)	1,774
Related Party
Changes in operating assets and liabilities, net of effects of consolidation/ deconsolidation of subsidiaries and the VIEs:
Accounts receivable	195,788	26,823	(746,235)	(68,939)
Accounts payable - third parties	206,710	28,319	21,056	130,242
Contract liabilities - third parties	(153,234)	(20,993)	(257,737)	(237,287)
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Investing activities:
Payments for acquisition, net of cash acquired	(11,376)	(1,559)	0	0
Suzhou Photon-Matrix
Adjustments to reconcile net loss to net cash used in operating activities:
Gains on deconsolidation of a subsidiary				(71,974)
Investing activities:
Payments for acquisition, net of cash acquired	(45,185)	(6,190)	0	0
Cash disposed on deconsolidation of Suzhou Photon-Matrix	0	0	0	(22,643)
Series B Preferred Shares
Financing activities:
Proceeds from issuance of Series B Convertible Redeemable Preferred Shares	¥ 0	$ 0	¥ 0	¥ 159,485